Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Total	$ 83	$ 35
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	114	57
Realized losses	(24)	(23)
(Provision for) reversal of credit losses on debt securities	2	(2)
Total	$ 92	$ 32